Expense Example {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2030 Fund - Fidelity Advisor Managed Retirement 2030 Fund: Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356